Income Taxes - Schedule of Effective Tax Rate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Income tax by applying the weighted average statutory rate	30.00%	30.00%	30.00%
Effects of inflation over monetary assets	(3.50%)	(3.90%)	(7.80%)
(Unrecognized) applied tax loss carryforwards	0.80%	0.80%	1.00%
Derecognition of deferred tax asset		0.90%	1.00%
Loss of goodwill impairment, not deductible			(0.10%)
Tax rate change in border area	(0.10%)	0.30%
Employee benefits	(0.10%)	(0.10%)	(0.20%)
Cancellation of recoverable tax on assets - undue payments		(0.80%)	(0.10%)
Other	(1.30%)	(0.60%)	(0.60%)
Effective tax rate	25.80%	26.60%	23.20%
Income before income taxes	$ 7,346,185	$ 7,007,672	$ 6,171,722
Income tax by applying the weighted average statutory rate	2,203,856	2,102,302	1,851,517
Effects of inflation over monetary assets	(260,249)	(271,601)	(478,609)
(Unrecognized) applied tax loss carryforwards	61,953	57,733	62,975
Derecognition of deferred tax asset		60,115	63,657
Loss of goodwill impairment, not deductible			(4,043)
Tax rate change in border area	(10,332)	19,391
Employee benefits	(9,586)	(603)	(12,220)
Cancellation of recoverable tax on assets - undue payments		(54,444)	(7,587)
Other	(94,199)	(43,852)	(35,049)
Income tax	$ 1,891,443	$ 1,869,041	$ 1,440,641